Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of derivative instrument contracts fair value and notional amount
Derivative, Fair Value	$ (144)
Derivative, Notional Amount	60,724	10,739
IR Swaps associated with certificates of deposits (matures within 28 years) [Member]
Summary of derivative instrument contracts fair value and notional amount
Derivative, Fair Value	70
Derivative, Notional Amount	25,000
IR Cap contracts (matures within 2 years) [Member]
Summary of derivative instrument contracts fair value and notional amount
Derivative, Fair Value
Derivative, Notional Amount	12,500
IR Swaps associated with loan contracts (matures within 2 years) [Member]
Summary of derivative instrument contracts fair value and notional amount
Derivative, Fair Value
Derivative, Notional Amount	2,366
Currency exchange contracts (matures within 1 year) [Member]
Summary of derivative instrument contracts fair value and notional amount
Derivative, Fair Value	(214)
Derivative, Notional Amount	10,000
Forward sales loan contracts (matures within 1 year) [Member]
Summary of derivative instrument contracts fair value and notional amount
Derivative, Fair Value
Derivative, Notional Amount	$ 10,858	$ 10,739